UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2025

Date of reporting period: 03/31/2025

Item 1. Report to Stockholders.

(a)

Nicholas II, Inc. Class I - NCTWX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class I (the "Class") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Key Fund Statistics
As of March 31, 2025
Net Assets	$1,018,447,632
Number of Portfolio Holdings	69
Portfolio Turnover Rate	17.28%

Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
CyberArk Software Ltd.	2.80%
O'Reilly Automotive, Inc.	2.42%
BJ's Wholesale Club Holdings, Inc.	2.41%
Corpay, Inc.	2.40%
Verisk Analytics Inc.	2.30%
Teledyne Technologies Incorporated	2.20%
TransUnion	2.05%
CBRE Group, Inc. Class A	2.03%
Dynatrace, Inc.	2.03%
Vulcan Materials Company	1.92%
Total of top ten	22.56%
Sector Diversification (As a Percentage of Total Investments)
As of March 31, 2025
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

Nicholas II, Inc. Class N - NNTWX

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about Nicholas II, Inc. (the "Fund") - Class N (the "Class") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Class N	$44	0.90%

Key Fund Statistics
As of March 31, 2025
Net Assets	$1,018,447,632
Number of Portfolio Holdings	69
Portfolio Turnover Rate	17.28%

Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
CyberArk Software Ltd.	2.80%
O'Reilly Automotive, Inc.	2.42%
BJ's Wholesale Club Holdings, Inc.	2.41%
Corpay, Inc.	2.40%
Verisk Analytics Inc.	2.30%
Teledyne Technologies Incorporated	2.20%
TransUnion	2.05%
CBRE Group, Inc. Class A	2.03%
Dynatrace, Inc.	2.03%
Vulcan Materials Company	1.92%
Total of top ten	22.56%
Sector Diversification (As a Percentage of Total Investments)
As of March 31, 2025
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com/FundMaterials, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those of other members of your household, please call the Fund at 1-800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

March 31, 2025

NICHOLAS II, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights Class I (NCTWX) For a share outstanding throughout each period

	Six Months Ended 03/31/2025		Years Ended September 30,
	(unaudited)		2024	2023	2022	2021	2020
NET ASSET VALUE, BEGINNING OF PERIOD	$35.26		$29.22	$26.69	$35.98	$28.68	$29.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	.01		.09	.11	.05	.05	.07
Net gain (loss) on securities (realized and unrealized)	(1.63)		6.19	3.50	(5.90)	8.45	2.21
Total from investment operations	(1.62)		6.28	3.61	(5.85)	8.50	2.28

LESS DISTRIBUTIONS
From net investment income	(.06)		(.12)	(.06)	(.05)	(.05)	(.11)
From net capital gain	(1.67)		(.12)	(1.02)	(3.39)	(1.15)	(3.10)
Total distributions	(1.73)		(.24)	(1.08)	(3.44)	(1.20)	(3.21)

NET ASSET VALUE, END OF PERIOD	$31.91		$35.26	$29.22	$26.69	$35.98	$28.68

TOTAL RETURN	(4.84	)%(2)	21.54%	13.83%	(18.51)%	30.26%	7.85%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$946.6		$1,041.6	$882.4	$798.8	$1,031.3	$847.7
Ratio of expenses to average net assets	.59	%(3)	.59%	.60%	.59%	.59%	.60%
Ratio of net investment income (loss) to average net assets	.07	%(3)	.27%	.39%	.15%	.15%	.25%
Portfolio turnover rate	17.28	%(3)	9.52%	6.26%	15.76%	19.57%	22.89%

(1) Computed based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX) For a share outstanding throughout each period

	Six Months Ended 03/31/2025		Years Ended September 30,
	(unaudited)		2024	2023	2022	2021	2020
NET ASSET VALUE, BEGINNING OF PERIOD	$33.89		$28.16	$25.82	$34.97	$27.94	$28.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.04)		(.01)	.03	(.05)	(.05)	(.01)
Net gain (loss) on securities (realized and unrealized)	(1.57)		5.96	3.38	(5.71)	8.23	2.16
Total from investment operations	(1.61)		5.95	3.41	(5.76)	8.18	2.15

LESS DISTRIBUTIONS
From net investment income	(.04)		(.10)	(.05)	—	—	(.02)
From net capital gain	(1.67)		(.12)	(1.02)	(3.39)	(1.15)	(3.10)
Total distributions	(1.71)		(.22)	(1.07)	(3.39)	(1.15)	(3.12)

NET ASSET VALUE, END OF PERIOD	$30.57		$33.89	$28.16	$25.82	$34.97	$27.94

TOTAL RETURN	(5.03	)%(2)	21.18%	13.49%	(18.75)%	29.85%	7.54%

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$71.8		$80.6	$72.5	$70.1	$95.6	$85.0
Ratio of expenses to average net assets	.90	%(3)	.90%	.91%	.89%	.89%	.90%
Ratio of net investment income (loss) to average net assets	(.24	)%(3)	(.05)%	.08%	(.16)%	(.15)%	(.05)%
Portfolio turnover rate	17.28	%(3)	9.52%	6.26%	15.76%	19.57%	22.89%

(1) Computed based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments March 31, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 98.54%
	Communication Services - Media & Entertainment — 0.95%
175,865	Trade Desk, Inc. Class A*	$9,623,333

	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 6.42%
46,070	Burlington Stores, Inc.*	10,979,863
108,565	CarMax, Inc.*	8,459,385
17,216	O’Reilly Automotive, Inc.*	24,663,297
36,740	Ulta Beauty Inc.*	13,466,680
49,433	Williams-Sonoma, Inc.	7,815,357
		65,384,582
	Consumer Discretionary - Consumer Services — 5.52%
286,255	Chipotle Mexican Grill, Inc.*	14,372,864
32,870	Domino’s Pizza, Inc.	15,102,122
218,900	Service Corporation International	17,555,780
40,805	Wingstop Inc.	9,204,792
		56,235,558
	Consumer Staples - Consumer Staples Distribution & Retail — 2.41%
215,029	BJ’s Wholesale Club Holdings, Inc.*	24,534,809

	Consumer Staples - Food, Beverage & Tobacco — 1.28%
47,822	Constellation Brands, Inc. Class A	8,776,293
80,750	Lamb Weston Holdings, Inc.	4,303,975
		13,080,268
	Financials - Banks — 0.76%
149,690	Webster Financial Corporation	7,716,520

	Financials - Financial Services — 7.55%
70,110	Corpay, Inc.*	24,448,759
54,544	Jack Henry & Associates, Inc.	9,959,734
29,897	Morningstar, Inc.	8,965,213
114,755	Northern Trust Corporation	11,320,581
110,559	Raymond James Financial, Inc.	15,357,751
83,624	Shift4 Payments, Inc.*	6,832,917
		76,884,955

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) March 31, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 98.54% (continued)
	Health Care - Health Care Equipment & Services — 8.85%
168,900	Cooper Companies, Inc.*	$14,246,715
227,260	Globus Medical Inc Class A*	16,635,432
150,250	Hologic, Inc.*	9,280,943
77,440	ResMed Inc.	17,334,944
72,840	STERIS plc	16,509,186
69,445	Veeva Systems Inc Class A*	16,085,545
		90,092,765
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 7.78%
255,609	Bio-Techne Corporation	14,986,356
68,606	Charles River Laboratories International, Inc.*	10,326,575
74,838	IQVIA Holdings Inc*	13,193,939
14,964	Mettler-Toledo International Inc.*	17,671,137
118,455	Revvity, Inc.	12,532,539
515,270	Stevanato Group SpA	10,521,813
		79,232,359
	Industrials - Capital Goods — 11.70%
193,010	A. O. Smith Corporation	12,615,134
113,045	AMETEK, Inc.	19,459,566
84,936	Fastenal Company	6,586,787
238,700	Fortive Corp.	17,468,066
85,723	IDEX Corporation	15,513,291
55,783	L3Harris Technologies Inc	11,675,940
8,114	Lennox International Inc.	4,550,575
77,500	Nordson Corporation	15,633,300
86,358	Westinghouse Air Brake Technologies Corporation	15,661,023
		119,163,682
	Industrials - Commercial & Professional Services — 12.91%
80,545	Broadridge Financial Solutions, Inc.	19,528,941
98,875	Paylocity Holding Corp.*	18,523,243
146,233	RB Global, Inc.	14,667,170
65,641	Republic Services, Inc.	15,895,625
252,068	TransUnion	20,919,123
78,615	Verisk Analytics Inc	23,397,396
95,092	Waste Connections, Inc.	18,561,007
		131,492,505

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) March 31, 2025 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 98.54% (continued)
	Industrials - Transportation — 1.53%
94,415	Old Dominion Freight Line, Inc.	$15,620,962

	Information Technology - Semiconductors & Semiconductor Equipment — 3.35%
265,609	Lattice Semiconductor Corporation*	13,931,192
227,745	Microchip Technology Incorporated	11,025,135
141,740	Skyworks Solutions, Inc.	9,160,656
		34,116,983
	Information Technology - Software & Services — 17.04%
29,756	CrowdStrike Holdings, Inc. Class A*	10,491,370
84,436	CyberArk Software Ltd.*	28,539,368
438,343	Dynatrace, Inc.*	20,667,872
199,429	Elastic NV*	17,769,124
42,559	Gartner, Inc.*	17,863,715
43,809	Monday.com Ltd.*	10,652,596
41,439	MongoDB, Inc.*	7,268,401
170,346	Okta, Inc. Class A*	17,923,806
60,491	Palo Alto Networks, Inc.*	10,322,184
118,985	PTC Inc.*	18,436,726
68,650	Zscaler, Inc.*	13,621,533
		173,556,695
	Information Technology - Technology Hardware & Equipment — 3.75%
98,195	CDW Corporation	15,736,731
45,104	Teledyne Technologies Incorporated*	22,448,712
		38,185,443
	Materials - Materials — 3.06%
78,580	AptarGroup, Inc.	11,659,700
83,801	Vulcan Materials Company	19,550,773
		31,210,473
	Real Estate - Real Estate Management & Development — 3.68%
158,175	CBRE Group, Inc. Class A*	20,686,127
211,706	CoStar Group, Inc.*	16,773,466
		37,459,593
	TOTAL COMMON STOCKS (cost $555,359,362)	1,003,591,485

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) March 31, 2025 (unaudited)

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS — 1.33%
	Money Market Deposit Account — 0.35%
$3,551,900	U.S. Bank Money Market, 4.20%	$3,551,900

	Money Market Fund — 0.98%
10,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield, 4.271%	10,000,000

	TOTAL SHORT-TERM INVESTMENTS (cost $13,551,900)	13,551,900
	TOTAL INVESTMENTS (cost $568,911,262) — 99.87%	1,017,143,385
	OTHER ASSETS, NET OF LIABILITIES — 0.13%	1,304,247
	TOTAL NET ASSETS (basis of percentages disclosed above) — 100%	$1,018,447,632

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities March 31, 2025 (unaudited)

ASSETS
Investments in securities at value (cost $568,911,262)	$1,017,143,385
Receivables
Investment securities sold	2,521,628
Dividend and interest	276,133
Capital stock subscription	144,523
Total receivables	2,942,284
Other	25,342
Total assets	1,020,111,011

LIABILITIES
Payables
Investment securities purchased	1,011,913
Due to adviser
Management fee	456,671
Accounting and administration fee	14,580
Total due to adviser	471,251
Capital stock redemption	92,876
12b-1 and servicing fee	29,076
Other payable and accrued expense	58,263
Total liabilities	1,663,379
Total net assets	$1,018,447,632

NET ASSETS CONSIST OF
Paid in capital	$517,097,459
Accumulated distributable earnings	501,350,173
Total net assets	$1,018,447,632

CLASS I
Net assets	$946,634,963
Shares outstanding	29,668,003
NET ASSET VALUE PER SHARE ($.01 par value, 125,000,000 shares authorized), offering price and redemption price	$31.91

CLASS N
Net assets	$71,812,669
Shares outstanding	2,348,825
NET ASSET VALUE PER SHARE ($.01 par value, 75,000,000 shares authorized), offering price and redemption price	$30.57

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended March 31, 2025 (unaudited)

INCOME
Dividend (net of foreign taxes of $35,896)	$3,186,769
Interest	481,274
Total income	3,668,043

EXPENSES
Management fee	2,858,227
Transfer agent fees	94,221
Administration services	91,442
12b1 fees - Class N	90,774
Accounting & pricing services	52,933
Servicing fees - Class N	31,574
Registration fees	30,000
Custodian fees	28,357
Printing	22,631
Insurance	21,281
Audit and tax fees	21,000
Postage and mailing	18,399
Directors’ fees	12,848
Legal fees	6,250
Other operating expenses	10,306
Total expenses	3,390,243
Net investment income	277,800

NET REALIZED GAIN ON INVESTMENTS	71,597,681

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(123,425,925)
Net realized and unrealized gain (loss) on investments	(51,828,244)
Net increase (decrease) in net assets resulting from operations	$(51,550,444)

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended March 31, 2025 (unaudited) and the year ended September 30, 2024

	Six Months Ended 03/31/2025 (unaudited)	Year Ended 9/30/2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$277,800	$2,636,440
Net realized gain on investments	71,597,681	38,382,905
Change in net unrealized appreciation/depreciation on investments	(123,425,925)	162,082,517
Net increase (decrease) in net assets resulting from operations	(51,550,444)	203,101,862

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations - Class I	(52,660,951)	(7,079,407)
Investment operations - Class N	(1,913,770)	(555,387)
Total distributions	(54,574,721)	(7,634,794)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued - Class I (209,494 and 808,852 shares, respectively)	7,292,749	26,619,902
Reinvestment of distributions - Class I (1,122,740 and 194,620 shares, respectively)	37,791,421	6,399,104
Cost of shares redeemed - Class I (1,202,016 and 1,668,887 shares, respectively)	(41,537,746)	(54,993,731)
Proceeds from shares issued - Class N (52,492 and 110,866 shares, respectively)	1,720,223	3,583,219
Reinvestment of distributions - Class N (121,134 and 17,368 shares, respectively)	3,910,220	550,042
Cost of shares redeemed - Class N (203,377 and 336,112 shares, respectively)	(6,804,721)	(10,405,825)
Change in net assets derived from capital share transactions	2,372,146	(28,247,289)
Total increase (decrease) in net assets	(103,753,019)	167,219,779

NET ASSETS
Beginning of period	1,122,200,651	954,980,872
End of period	$1,018,447,632	$1,122,200,651

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements March 31, 2025 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Financial Statements on Form N-CSR for the year ended September 30, 2024.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas II, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the period. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as

Notes to Financial Statements (continued) March 31, 2025 (unaudited)

a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 —
Common Stocks(1)	$1,003,591,485
Money Market Deposit Account	3,551,900
Money Market Fund	10,000,000
Level 2 –
None	—
Level 3 –
None	—
Total	$1,017,143,385

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c)

Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value on date of distribution. Generally, discounts and premiums on long-term debt

Notes to Financial Statements (continued) March 31, 2025 (unaudited)

security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 fees and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. During the period, the 12b-1 fee was 0.23% and the service fee was 0.08%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended March 31, 2025 and the year ended September 30, 2024 was as follows:

	03/31/2025	09/30/2024
Distributions paid from:
Ordinary income	$1,913,770	$3,679,901
Long-term capital gain	52,660,952	3,954,893
Total distributions paid	$54,574,722	$7,634,794

Notes to Financial Statements (continued) March 31, 2025 (unaudited)

The following information for the Fund is presented on an income tax basis as of September 30, 2024.

Investment cost for federal tax purposes	$550,830,948

Unrealized appreciation	$576,482,833
Unrealized depreciation	(4,824,785)
Net unrealized appreciation	$571,658,048

There were no differences between U.S. GAAP financial statement and tax-basis cost.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2025. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended March 31, 2025. At March 31, 2025, the fiscal years 2021 through 2024 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946, “Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of March 31, 2025. On February 10, 2025, the Board of Directors approved a change in the fiscal year end after the completion of the September 30, 2025 year end for the Fund from September 30th to October 31st. Other than this event, there have been no material subsequent events since March 31, 2025 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value up to and including $50 million, 0.60% of the average net asset value

Notes to Financial Statements (continued) March 31, 2025 (unaudited)

over $50 million up to and including $100 million and 0.50% of the average net asset value in excess of $100 million.

The Adviser may be paid for accounting and administration services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $3,501 for the period ended March 31, 2025 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended March 31, 2025, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $93,245,150 and $122,183,068, respectively.

(4)	Operating Segments —

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the Fund’s adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s portfolio investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Approval of Investment Advisory Contract (unaudited)

In November 2024, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2025. In connection with the renewal of the Investment Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board. For the annual period ended September 30, 2024, the management fee was 0.52%, and the Fund’s Class I and Class N total expense rations (including the management fee) were 0.59% and 0.90%, respectively. In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund’s peer group: (i) the Fund’s historical performance; (ii) the Fund’s performance relative to its benchmark; (iii) the expense ratios for peer group funds in the mid-cap growth category and the Fund’s risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser. The peer group fund data included mid-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations and at least a 10-year history. In terms of the peer group data used for performance comparisons, the Fund’s Class I total return ranked 14th, 4th, 14th and 13th out of 21 funds for the one-, three-, five- and ten-year periods ended September 30, 2024. The Fund’s Class I had the second lowest expense ratio among its peer group.

The Board considered the range of services to be provided by the Adviser to the Fund under the Advisory Agreement. The Board concluded that the nature, extent and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser. Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund. The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers. The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund’s fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees.

The Board considered the cost of services provided and the profits to be realized by the Adviser from the relationship with the Fund. The Board concluded that given the Board’s focus on performance and maintaining a low fee structure that the Adviser’s profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed satisfaction with the Fund’s performance, strategies to improve performance, management’s control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SEP
●	Roth	●	SIMPLE

●	Coverdell Education Savings Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds.

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

BRIAN J. JANOWSKI, Senior Vice President

JEFFREY J. STRONG, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The statutory and summary prospectus contain this and other important information about the investment company, and they may be obtained by calling 1-800-544-6547 or visiting www.nicholasfunds.com. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for this reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Sarbanes-Oxley Code of Ethics for Principal Executive and Senior Financial Officers (that is the subject of the disclosure required by Item 2).

Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Not applicable to this filing.

(a)(5) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer
Date:	May 27, 2025

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer
Date:	May 27, 2025